Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments [Abstract]
Share-based payments
19.	Share-based payments

The Group operates various employee share schemes that grant equity settled awards to certain employees and directors to acquire shares in the Group at a specified exercise price. Grants are normally exercisable over a four-year period with 25% vesting at the end of the first year and the remaining award vesting quarterly over the following three years. All awards lapse on the tenth anniversary from the date of grant and are not entitled to dividends.

The total charge for such share-based payment plans in 2021 was £35,861,000 (2020 – £8,162,000; 2019 – £3,056,000), all of which relate to equity settled awards.
Share Option Plan
Under the Share Option Plan, awards are granted to certain employees and members of the Board to acquire shares in the Company at a specified exercise price. Those awards granted from 2017 normally vest over a four-year period with 25% of the award vesting at the end of the first year and the remaining award vesting quarterly over the following three years. Awards granted prior to 2017 normally vest over a four-year period with 25% of the award vesting after each complete year.
Immediately prior to completion of the IPO, the Group undertook a corporate reorganization (see Note 15), the following changes were undertaken in respect to share options and growth share awards in existence immediately prior to the reorganization.
All Immunocore Limited share options and Growth Shares granted to directors and employees under share incentive arrangements that were in existence immediately prior to the reorganization were exchanged for share options and Growth Shares in the Company on a one-for-100 basis with no change in any of the vesting terms and exercise prices.
Immediately prior to completion of the IPO, the Company reorganized its share capital which included the re-designation of 6,250,000 Growth Shares, or 312,500 Growth Shares reflecting the consolidation of every 20 ordinary shares into one ordinary share of £0.002, as both ordinary shares and deferred shares (see Note 15).  Previously awarded Growth Shares were replaced with an award of share options in the Company on a one-for-one basis.  For 216,200 of these replacement share option awards, the vesting terms and exercise prices were substantially unchanged.  For the remaining 96,300 replacement share option awards the vesting terms and exercise prices and revised to an extent that these Growth Shares are considered cancelled, for the purpose of determining the share-based payment charge, prior to the replacement share options being awarded. In addition, the replacement ordinary shares that arose from the re-designation of Growth Shares resulted in an incremental fair value of £325,000, attributed to share premium.
Immediately following these re-designations referred to above every 20 share options over ordinary shares of £0.0001 in the Company was consolidated into one share option over an ordinary share of £0.002.  At the same time, the exercise price for each of the outstanding share options was adjusted to reflect the reorganization, subject to a minimum exercise price equal to the nominal value of a share and was re-designated into U.S. dollars.  The adjustment to exercise price did not impact the fair value of the underlying share options, with the exception of the 96,300 replacement share options re-designated from Growth Shares where the exercise price was increased.
Those share options awarded in 2019 were modified at the same time as the corporate reorganization, through the removal of accelerated vesting conditions under certain circumstances.  The incremental fair value granted was valued on a consistent basis to other awards made within the Group and was valued at $5.19 per share and has been applied to those unvested awards as at the date of modification. Fair value inputs for the purposes of calculating the incremental fair value of the modification in January 2021, included an exercise price of $17.46, a share price of $26.00, an expected life of 3 years, expected volatility of 90% and a risk-free rate of -0.13%.

During March 2020, those share options awarded in 2019 were modified through a reduction in the associated exercise price from $40.93 to $17.46 per share. The incremental fair value granted was valued on a consistent basis to other awards made within the Group and was valued at $3.84 per share and has been applied to those unvested awards as at the date of modification. Fair value inputs for the purposes of calculating the incremental fair value of the modification in March 2020, included an exercise price and share price of $17.46, an expected life of 1.6 years, expected volatility of 93% and a risk-free rate of 0.11%.
During the year ended December 31, 2021, options over a total of 4,702,027 shares were awarded, respectively which will vest over a four-year period from the date of grant, with 25% of the award vesting at the end of the first year and the remaining award vesting quarterly over the following three years.  The awards are not entitled to dividends prior to exercise.

The number and weighted average exercise prices of share options are as follows:

Number of shares issuable	Number of share options (#)	Weighted average exercise price ($)
Outstanding at 1 January 2019 - adjusted	743,615	15.69
Awards granted	2,911,260	40.93
Awards exercised	(42,870)	0.74
Awards forfeited	(32,890)	28.15
Outstanding at 31 December 2019	3,579,115	36.26
Awards granted	1,122,680	17.46
Awards exercised	(13,880)	5.98
Awards forfeited	(136,556)	22.29
Outstanding at 31 December 2020	4,551,359	17.16
Awards granted	4,702,027	26.56
Awards exercised	(76,762)	17.01
Awards forfeited	(290,664)	31.24
Awards replacing Growth Shares	312,500	38.72
Outstanding at December 31, 2021	9,198,460	22.31
Exercisable at December 31, 2021	2,663,600	18.13

The weighted average fair value of options granted in 2021 was $16.48 (2020: $9.11; 2019: $3.26). The weighted average share price at the date of exercise of the options during the year was $33.97 (2020: $17.46; 2019: $17.46).

The number and weighted average hurdle rate of growth shares are as follows:

Number of shares issuable	Number of growth shares	Weighted average hurdle rate $
Outstanding at January 1, 2019	592,230	46.39
Awards forfeited	(301,200)	46.39
Awards replaced with options	—
Outstanding at December 31, 2019	291,030	46.39
Awards granted	171,300	30.13
Awards forfeited	(147,874)	46.39
Awards replaced with options	—
Outstanding at December 31, 2020	314,456	37.53
Awards forfeited	(1,956)	40.95
Awards replaced with options	(312,500)	37.49
Outstanding at December 31, 2021	—	—
Exercisable at December 31, 2021	—	—

For share options outstanding at December 31, 2021, the range of exercise prices and weighted average remaining contractual life are as follows:

Share options
Exercise price £	Number of options	Weighted average remaining contractual life
11.83	439,220	3.2
17.46	3,915,749	8.7
26.00	4,433,612	9.3
32.98	16,545	4.1
36.79	161,500	9.8
39.02	4,000	9.5
40.93	114,045	7.4
41.74	51,944	9.3
46.39	61,845	9.1

Awards granted in the year ended December 31, 2021, have been valued using the Black-Scholes option pricing model. The assumptions used in the models for share options granted during year ended December 31, 2021, are as follows:

	February 2021	April 2021	July 2021	October 2021
Share price at grant date	$26.00	$41.74	$39.02	$36.79
Exercise price	$26.00	$41.74	$39.02	$36.79
Expected volatility	88%	89%	85%	84%
Expected life (years)	4 years	4 years	4 years	4 years
Risk free rate	(0.05)%	0.25%	0.26%	83.93%
Fair value	$16.16	$26.18	$23.69	$22.18

As the Group completed its IPO on February 9, 2021, there is insufficient trading history at this time to derive historical volatility from the Group’s own ADS price.  Accordingly, the expected volatility is determined by reference to the historical volatility of similar listed entities.  The expected volatility used reflects the assumption that the historical volatility over a period similar to the life of the awards is indicative of future trends, which may not necessarily be the actual outcome. The expected life of the share options is based on expectations and is not necessarily indicative of exercise patterns that may occur. The risk-free rate is based on the Bank of England’s estimates of gilt yield curve as at the respective grant dates.

Previous awards granted under the Share Option Plan were valued using the Black-Scholes option pricing model, those awards granted under the Growth Share Plan have been valued using the Back Solve model, reflecting the different rights available to holders of Growth Shares. The assumptions used in the models for previous awards granted are as follows and adjusted to reflect our corporate reorganisation and IPO outlined further above.

	Growth shares		Share options
	Apr-20	Jun-20	Apr- 20	Jun- 20	Oct-20	Nov- 20
Share price at grant date	$17.46	$17.46	$17.46	$17.46	$17.46	$17.46
Exercise price	—	—	$17.46	$17.46	$17.46	$17.46
Hurdle rate	$17.46 - 46.39	$17.46	—	—	—	—
Expected volatility	91%	102%	79%	85%	87%	87%
Expected life (years)	1	1	3	3	3	3
Risk free rate	0.03%	(0.02)%	0.03%	(0.03)% – 0.02%	(0.07)%	(0.01)%
Fair value	$0.58 - 1.92	$1.92	$8.84	$9.37 - 9.36	$9.59	$9.55

	Growth shares	Share options	Share options	Share options
	Apr-17	May-19	Apr-17	2016
Share price at grant date	$40.93	$17.46	$40.93	$38.20
Exercise price	—	$40.93	$40.93	$11.83 - 40.93
Hurdle rate	$46.39	—	—	—
Expected volatility	65%	67%	65%	60%
Expected life (years)	2.7	1.9 yrs - 3 yrs	5	5
Risk free rate	0.15%	0.69% - 0.71%	0.42%	0.62% - 1.41%
Fair value	$15.98	$3.26	$22.00	$21.06 - 29.45

Share options and growth shares are not entitled to dividends.

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the awards is indicative of future trends, which may not necessarily be the actual outcome. The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The risk-free rate is based on the Bank of England’s estimates of gilt yield curve as at the respective grant dates.